Property and Equipment, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 7,108,387	$ 6,741,380
Less: Accumulated depreciation and amortization	(5,740,027)	(3,823,268)
Property and equipment, net	1,368,360	2,918,112
Depreciation expense	1,829,963	1,941,761	3,409,647
Additional property and equipment	220,403	1,231,013	2,428,694
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	866,517	696,780
Telecommunications equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,835,937	4,699,800
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,405,933	$ 1,344,800